Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Net Debt Position

The Group’s net debt position is set out below:

All figures in £ millions	2018	2017
Cash and cash equivalents	568	645
Marketable securities	—	8
Derivative financial instruments	9	—
Bank loans and overdrafts	(43)	(15)
Bonds	(672)	(1,062)
Finance lease liabilities	(5)	(8)

Net debt	(143)	(432)

Summary of Sensitivity of The Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates

As at 31 December 2018, the sensitivity of the carrying value of the Group’s financial instruments to fluctuations in interest rates and exchange rates is as follows:

All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in unlisted securities	93	—	—	(7)	9
Cash and cash equivalents	568	—	—	(36)	45
Derivative financial instruments	9	(3)	3	1	(1)
Bonds	(672)	17	(17)	61	(74)
Other borrowings	(48)	—	—	2	(3)
Other net financial assets	620	—	—	(51)	62

Total financial instruments	570	14	(14)	(30)	38

Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency

The following table analyses the Group’s bonds and derivative assets and liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. Short dated derivative instruments have not been included in this table. The amounts disclosed in the table are the contractual undiscounted cash flows (including interest) and as such may differ from the amounts disclosed on the balance sheet.

	Analysed by maturity				Analysed by currency
All figures in £ millions	Greater than one month and less than one year	Later than one year but less than five years	Five years or more	Total	USD	GBP	Other	Total
At 31 December 2018
Bonds	14	431	277	722	189	—	533	722
Rate derivatives – inflows	(20)	(288)	(343)	(651)	(40)	(167)	(444)	(651)
Rate derivatives – outflows	23	289	341	653	254	390	9	653
FX forwards – inflows	(251)	(35)	—	(286)	—	(286)	—	(286)
FX forwards – outflows	275	37	—	312	312	—	—	312

Total	41	434	275	750	715	(63)	98	750

At 31 December 2017
Bonds	20	601	533	1,154	184	—	970	1,154
Rate derivatives – inflows	(38)	(975)	(684)	(1,697)	(53)	(751)	(893)	(1,697)
Rate derivatives – outflows	48	1,060	667	1,775	1,003	751	21	1,775
FX forwards – inflows	—	—	—	—	—	—	—	—
FX forwards – outflows	—	—	—	—	—	—	—	—

Total	30	686	516	1,232	1,134	—	98	1,232